Non-operating Income and Expenses_Details Of Other Nonoperating Income And Expenses(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Non-operating income
Gain on disposal of property and equipment		₩ 111,132		₩ 35,747	₩ 34,238
Rental Income		113,075		85,720	55,321
Gains on bargain purchase	[1]	145,067	$ 133,566	0	0
Gain on sales of disposal group held for sale		0		2,731	118,716
Others		96,931		84,793	37,122
Sub-total		466,205		208,991	245,397
Non-operating expenses
Loss on disposal of property and equipment		11,945		8,587	6,131
Donation		113,083		102,711	130,249
Restoration Cost		5,043		2,902	4,386
Management cost for written-off loans		3,018		3,382	3,338
Others		143,726		64,523	91,502
Sub-total		276,815		182,105	235,606
Net non-operating income	[2]	₩ 189,390	$ 174,374	₩ 26,886	₩ 9,791

[1]	The consolidated statements of cash flows for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.